Insurance Liabilities - Claims Development Tables (Details) $ in Thousands	Dec. 31, 2022 USD ($) claim	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Claims Development
Total outstanding liabilities for unpaid claims net of reinsurance	$ 1,393,200
Long-Term Disability/Group Life Waiver
Claims Development
Net incurred claims	2,268,600
Net cumulative paid claims	1,267,800
Liability for unpaid claims net, not separately presented	239,500
Total outstanding liabilities for unpaid claims net of reinsurance	1,240,300
Long-Term Disability/Group Life Waiver | Incurral year 2013
Claims Development
Net incurred claims	174,500	$ 174,500	$ 173,400	$ 177,100	$ 179,500	$ 182,300	$ 190,700	$ 188,400	$ 203,300	$ 219,300
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	7,051
Net cumulative paid claims	$ 139,600	134,900	129,000	123,200	116,400	106,400	97,000	81,400	55,000	$ 12,500
Long-Term Disability/Group Life Waiver | Incurral year 2014
Claims Development
Net incurred claims	199,800	199,300	202,000	201,900	206,200	218,100	214,400	231,400	242,200
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	7,604
Net cumulative paid claims	$ 153,300	147,200	140,800	132,400	122,300	111,800	96,300	66,000	$ 16,100
Long-Term Disability/Group Life Waiver | Incurral year 2015
Claims Development
Net incurred claims	210,500	211,800	210,000	208,200	215,300	217,200	227,200	231,000
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	7,181
Net cumulative paid claims	$ 154,000	146,500	137,100	126,800	114,600	98,000	67,000	$ 16,900
Long-Term Disability/Group Life Waiver | Incurral year 2016
Claims Development
Net incurred claims	221,900	218,700	214,400	219,500	219,400	228,400	229,800
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	6,167
Net cumulative paid claims	$ 157,100	147,200	136,800	124,900	105,600	70,600	$ 16,200
Long-Term Disability/Group Life Waiver | Incurral year 2017
Claims Development
Net incurred claims	246,500	245,200	245,800	243,100	239,700	238,400
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	6,082
Net cumulative paid claims	$ 165,400	151,700	135,900	115,000	76,500	$ 17,800
Long-Term Disability/Group Life Waiver | Incurral year 2018
Claims Development
Net incurred claims	235,300	239,800	239,200	245,100	239,400
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	5,774
Net cumulative paid claims	$ 150,300	135,700	115,700	79,900	$ 20,100
Long-Term Disability/Group Life Waiver | Incurral year 2019
Claims Development
Net incurred claims	240,200	240,400	248,400	255,200
Incurred but not reported claims	$ 5,700
Cumulative number of reported claims | claim	5,945
Net cumulative paid claims	$ 136,400	117,500	79,700	$ 19,200
Long-Term Disability/Group Life Waiver | Incurral year 2020
Claims Development
Net incurred claims	221,100	231,000	252,100
Incurred but not reported claims	$ 8,400
Cumulative number of reported claims | claim	5,913
Net cumulative paid claims	$ 113,100	78,800	$ 20,600
Long-Term Disability/Group Life Waiver | Incurral year 2021
Claims Development
Net incurred claims	244,500	259,700
Incurred but not reported claims	$ 4,000
Cumulative number of reported claims | claim	5,484
Net cumulative paid claims	$ 79,000	19,800
Long-Term Disability/Group Life Waiver | Incurral year 2022
Claims Development
Net incurred claims	274,300
Incurred but not reported claims	$ 109,800
Cumulative number of reported claims | claim	3,422
Net cumulative paid claims	$ 19,600
Dental/Vision/Short Term Disability/Critical Illness/Accident/PFML Claims
Claims Development
Net incurred claims	1,738,500
Net cumulative paid claims	1,658,800
Total outstanding liabilities for unpaid claims net of reinsurance	79,700
Dental/Vision/Short Term Disability/Critical Illness/Accident/PFML Claims | Incurral year 2021
Claims Development
Net incurred claims	$ 814,100	826,000
Cumulative number of reported claims | claim	3,749,753
Net cumulative paid claims	$ 813,300	753,400
Dental/Vision/Short Term Disability/Critical Illness/Accident/PFML Claims | Incurral year 2022
Claims Development
Net incurred claims	924,400
Incurred but not reported claims	$ 56,500
Cumulative number of reported claims | claim	4,114,456
Net cumulative paid claims	$ 845,500
Group Life
Claims Development
Net incurred claims	600,800
Net cumulative paid claims	532,600
Liability for unpaid claims net, not separately presented	5,000
Total outstanding liabilities for unpaid claims net of reinsurance	73,200
Group Life | Incurral year 2021
Claims Development
Net incurred claims	321,500	317,600
Incurred but not reported claims	$ 800
Cumulative number of reported claims | claim	7,079
Net cumulative paid claims	$ 314,300	$ 243,900
Group Life | Incurral year 2022
Claims Development
Net incurred claims	279,300
Incurred but not reported claims	$ 24,700
Cumulative number of reported claims | claim	5,368
Net cumulative paid claims	$ 218,300